UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: September 30, 2009 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Caymus Capital Partners, L.P.
Address:  10001 Woodloch Forest Drive, Suite 225
          The Woodlands, Texas 77380

13F File Number:  028-11693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Caymus Capital Partners, L.P.
Title:  Managing Partner
Phone:  281-744-2054
Signature, Place and Date of Signing:

      Gregg Jacobson, The Woodlands, TX    November 10, 2009


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       22

Form 13F Information Table Value Total:    145830


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A


                                                    FORM 13F INFORMATION TABLE
                                                          VALUE         SHARES/ SH/   PUT/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS       CUSIP       (x$1000)     PRN AMT/   PRN   CALL   DSCRETN    MANAGERS SOLE  SHARED  NONE
----------------   --------------------    --------      ---------  --------- ------ -----   --------   ----------------------------
Apache Corp.                   Common Stock    037411105      8,127     88,500                 Sole     None     Sole
Arena Resources Inc            Common Stock    040049108      4,223    118,950                 Sole     None     Sole
Bill Barrett Corp              Common Stock    06846N104      3,582    109,231                 Sole     None     Sole
Cabot Oil & Gas Corp           Common Stock    127097103      6,381    178,500                 Sole     None     Sole
Comstock Resources             Common Stock    205768203      9,226    230,200                 Sole     None     Sole
Devon Energy                   Common Stock    25179M103      5,986     88,900                 Sole     None     Sole
Exco Resources                 Common Stock    269279402      3,132    167,600                 sole     None     Sole
Gastar Exploration, Ltd.       Common Stock    367299104        875    181,597                 Sole     None     Sole
Gulfport Energy Corp.          Common Stock    402635304      1,669    190,926                 Sole     None     Sole
Hess Corp.                     Common Stock    42809H107      8,554    160,000                 Sole     None     Sole
Mariner Energy                 Common Stock    56845T305      4,916    346,700                 Sole     None     Sole
Murphy Oil Corp.               common Stock    626717102      6,004    104,286                 Sole     None     Sole
Newfield Exploration           Common Stock    651290108      5,120    120,300                 Sole     None     Sole
Nexen Inc                      Common Stock    65334H102      5,144    227,900                 Sole     None     Sole
Occidental Petroleum           Common Stock    674599105      9,588    122,300                 Sole     None     Sole
Petroleum Development Corp     Common Stock    716578109      3,284    176,007                 Sole     None     Sole
Questar Corp.                  Common Stock    748356102      6,385    170,000                 SOle     None     Sole
St. Mary Land and Exploration  Common Stock    792228108      7,044    217,000                 Sole     None     Sole
Suncor Energy, Inc.            Common Stock    867229106      7,220    208,900                 Sole     None     Sole
Ultra Petroleum Corp           Common Stock    903914109     10,354    211,472                 Sole     None     Sole
Whiting Petroleum Corp         Common Stock    966387102      9,639    167,400                 Sole     None     Sole
Petrobank Energy & Resources   Common Stock    71645P106     19,377    468,813                 Sole     None     Sole